INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished products	$ 20,665	$ 21,660
Raw materials	4,872	6,707
Inventory, net	$ 25,537	$ 28,367